JPMorgan Liquid Assets Money Market Fund Expense Example - Institutional Shares [Member] - JPMorgan Liquid Assets Money Market Fund - Institutional	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	72
Expense Example, with Redemption, 5 Years	127
Expense Example, with Redemption, 10 Years	$ 291